Goodwill and Other Intangible Assets Intangible Asset Amortization Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Intangible Asset Amortization Expense By Category [Line Items]
Cost of revenue	$ 577,300	$ 35,200
Cost of Sales [Member]
Intangible Asset Amortization Expense By Category [Line Items]
Cost of revenue	370,900	0
Research and Development Expense [Member]
Intangible Asset Amortization Expense By Category [Line Items]
Cost of revenue	35,200	35,200
General and Administrative Expense [Member]
Intangible Asset Amortization Expense By Category [Line Items]
Cost of revenue	$ 171,200	$ 0